Long-term Debt - Note Payable (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Long-term Debt
Adjusted quick ratio		1.25
unrestricted and unencumbered cash in accounts		$ 1,750
long-term debt, Interest expense	$ 131	$ 196